COMMITMENTS AND CONTINGENT LIABILITIES - CAPITAL COMMITMENTS (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Capital commitments [abstract]
Authorized and contracted for (i)	¥ 120,386	¥ 116,379
Authorized but not contracted for	57,997	31,720
Total capital commitments	178,383	148,099
Investment commitments	¥ 3,364	¥ 4,173